Restricted Stock Units ('RSUs') Awards (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 EUR (€) $ / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved (in shares) | shares	43,312,150	43,312,150
Percentage annual increase in shares reserved for issuance (in shares)	3.00%	3.00%
Award vesting period	3 years
RSU vesting (shares)	2,094,504		0	0
RSU expense	€ 24,261,000
RSU expense, one-off expense			€ 0	€ 0
Fair value of RSUs vested during the year	5,900,000		0
Unrecognized compensation costs	€ 23,400,000	€ 23,400,000	0
Period to recognized unrecognized compensation expense	1 year 3 months 18 days
Accumulated profit
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU expense	€ 24,261,000
Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awarded (shares)	8,375,062
Terminated (shares)	342,500
RSU vesting (shares) | shares	2,094,504
RSU expense	€ 24,300,000		€ 0	€ 0
Restricted Stock Units (RSUs) | RSU EIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (dollars per share) | $ / shares		€ 7.00
Awarded (shares)	6,704,500
Terminated (shares)	342,500
Restricted Stock Units (RSUs) | RSU Executive Plan 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (dollars per share) | $ / shares		3.63
Awarded (shares)	781,620
Restricted Stock Units (RSUs) | RSU EIP 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (dollars per share) | $ / shares		€ 3.10
Awarded (shares)	888,942